FINANCIAL INSTRUMENTS - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	$ 444.7	$ 636.0
Financial liabilities	1,372.3	1,245.4
Cash and cash equivalents (Note 16)	366.5	525.0	$ 651.2
Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	774.3	772.8
Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	314.7	274.7
Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities	9.3	14.5
Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities	4.8	11.0
Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	269.2	172.4
Carrying amount
Disclosure of financial assets [line items]
Financial liabilities	1,358.2	1,219.9
Carrying amount | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	774.3	772.8
Carrying amount | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities		274.7
Carrying amount | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Carrying amount | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Carrying amount | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	269.2	172.4
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial liabilities	4.8	11.0
Financial liabilities at fair value through profit or loss, category [member] | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial liabilities at fair value through profit or loss, category [member] | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities	4.8	11.0
Financial liabilities at fair value through profit or loss, category [member] | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial liabilities	9.3	14.5
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Borrowings1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Accounts Payable And Accrued Liabilities1 [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Derivative Liabilities, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial liabilities	9.3	14.5
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Derivative Liabilities, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Derivative Liabilities In Designated Hedge Accounting Relationships, Category [Member] | Other Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities	0.0	0.0
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	23.1	25.5
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	52.1	74.1
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	368.3	536.4
Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	1.2	0.0
Cash And Cash Equivalents1 [Member]
Disclosure of financial assets [line items]
Financial assets	366.5	525.0
Cash And Cash Equivalents1 [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Cash And Cash Equivalents1 [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Cash And Cash Equivalents1 [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		525.0
Cash And Cash Equivalents1 [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade receivables [member]
Disclosure of financial assets [line items]
Financial assets	3.8	3.0
Trade receivables [member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	3.8	3.0
Trade receivables [member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade receivables [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Trade receivables [member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investment Securities [Member]
Disclosure of financial assets [line items]
Financial assets	52.1	74.1
Investment Securities [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investment Securities [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	52.1	74.1
Investment Securities [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Investment Securities [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Warrants
Disclosure of financial assets [line items]
Financial assets	0.2	1.4
Warrants | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Warrants | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Warrants | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0.2	1.4
Warrants | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Derivative Assets, Hedging Instruments [Member]
Disclosure of financial assets [line items]
Financial assets	1.2
Derivative Assets, Hedging Instruments [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0
Derivative Assets, Hedging Instruments [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0
Derivative Assets, Hedging Instruments [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0
Derivative Assets, Hedging Instruments [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	1.2
Derivative Assets, Non-Hedge [Member]
Disclosure of financial assets [line items]
Financial assets	1.6
Derivative Assets, Non-Hedge [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0
Derivative Assets, Non-Hedge [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0
Derivative Assets, Non-Hedge [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	1.6
Derivative Assets, Non-Hedge [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	0.0
Other Financial Assets [Member]
Disclosure of financial assets [line items]
Financial assets	19.3	22.5
Other Financial Assets [Member] | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets	19.3	22.5
Other Financial Assets [Member] | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other Financial Assets [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets	0.0	0.0
Other Financial Assets [Member] | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets	$ 0.0	0.0
Convertible loan receivable
Disclosure of financial assets [line items]
Financial assets		10.0
Convertible loan receivable | Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0
Convertible loan receivable | Financial assets at fair value through other comprehensive income, category [member]
Disclosure of financial assets [line items]
Financial assets		0.0
Convertible loan receivable | Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		10.0
Convertible loan receivable | Derivative Assets In Designated Hedge Accounting Relationships, Category [Member]
Disclosure of financial assets [line items]
Financial assets		$ 0.0